CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	25,000	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000	25,000
Preferred stock, redemption value per share	$ 1,000	$ 1,000	$ 1,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	183,983,122	183,949,923	183,941,422
Common stock, shares outstanding	183,983,122	183,949,923	183,941,422